UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: APRIL 30, 2007

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.

                            CAMBIAR OPPORTUNITY FUND

                        CAMBIAR INTERNATIONAL EQUITY FUND

                            CAMBIAR CONQUISTADOR FUND

                      Semi-Annual Report       October 31, 2006

                         The Advisors' Inner Circle Fund


                                        [LOGO] CAMBIAR INVESTORS


                                                    MANAGER FOR ALL SEASONS

THE ADVISORS' INNER CIRCLE FUND                                 CAMBIAR FUNDS
                                                                OCTOBER 31, 2006

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .....................................................     1

Schedules of Investments .................................................     6

Statements of Assets and Liabilities .....................................    17

Statements of Operations .................................................    18

Statements of Changes in Net Assets ......................................    19

Financial Highlights .....................................................    22

Notes to Financial Statements ............................................    26

Approval of Investment Advisory Agreement ................................    35

Disclosure of Fund Expenses ..............................................    38

--------------------------------------------------------------------------------

The Funds file their complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-777-8227; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

                                                                October 31, 2006

Dear Investor:

During the past six months, worldwide stock markets ground higher following a selloff in the early summer. Although investor appetite for energy and other strategic resource sectors appears to have subsided somewhat, the market's performance has not been consistently broad, as many indices have been led by a handful of names.

Despite the recent gains, the market remains somewhat pessimistic about earnings prospects for a wide variety of industries. This prevailing sentiment led to the lowest aggregate stock market valuation for the U.S. since 1990 as of midyear (about 14.8x current year earnings in July). Given this tug-of-war between current valuations and future earnings prospects, even a mild breath of optimism was bound to provide a boost, which came in the form of a decline in oil prices from the $77 per barrel (bbl) level in July to less than $60 currently. Coupled with the drop in energy prices has been ample evidence of deflation in the housing market and slowing in certain industrial markets, leading to speculation that the Fed's next move may be a rate cut, versus the tightening efforts that have been in place over the past three years.

We suspect that interest rates may eventually decline in the U.S. in 2007, though the Fed may be less active than some market participants may be inclined to believe right now. For what it's worth, our in-house stance on the U.S. economy is that we will have a "rough landing" in 2007, with GDP growth registering below 2.0% for most of the first half of 2007, as a contraction in home and automotive construction is counter-balanced by strong corporate profitability elsewhere. At such a growth rate, unemployment may rise slightly but not alarmingly. Growth outside the U.S. is very strong right now.

In many past years, the stock market has been strongest during the last quarter of the year. As we close out 2006, it is possible that the fourth quarter rally may have been pulled forward somewhat by the vigorous bounce off the summer lows in August and September. As of this writing, third quarter earnings releases are complete, with many of our holdings exceeding consensus estimates and indicating a confident outlook for 2007. Interestingly, the 3rd quarter of 2006 will mark the thirteenth consecutive quarter of double digit earnings growth for U.S. companies. It is not reasonable to presume that this pace can continue much longer, and as earnings growth becomes consequently scarcer and less cyclically available, we are optimistic that many of our more a-cyclical names may exhibit some multiple expansion -- to date they have been drags on relative performance and have tended to experience multiple compression.

In an effort to keep our letters interesting and informative, several Cambiar analysts were asked to provide sector outlooks for the coming year. We generally take the

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

posture that it is a market of stocks and not a unified stock market as such, and therefore having a clear view on which industries are well-positioned and/or well valued is as important if not more important than having a clear view on the big picture.

BANKING (ANIA ALDRICH) - Bank stocks have performed slightly better than the market so far this year. This can be attributed to the Fed ceasing its rate increases and some market anticipation of rate cuts early next year. Banks tend to benefit when the Fed lowers rates as their cost of funding goes down faster than the interest they earn on their assets, causing the spread they earn to widen. With the current inverted yield curve, banks are having a difficult time growing their spread income. Offsetting the pressure from the inverted yield curve are very attractive loan growth and benign credit costs. Although credit costs are expected to rise, especially on the consumer side, it will be from historically low levels and should be manageable by most banks. Overall, the U.S. consumer remains healthy.

Housing is a sensitive issue for banks given their pervasive credit exposures. Although we have seen a contraction in the overall housing market as measured by new home starts and existing home sales, to date it is not having much impact on the general health of the economy. Perhaps what's different this time is that the slowdown was not caused by higher unemployment or significantly higher interest rates. Rather, the problem in most cities is an oversupply of the housing stock driven by the excessive new construction by the builders (there are a small number of cities where speculative price increases are now reversing). The affordability issue is also a consideration here but given the overall strength of the economy, this situation should improve in the next year or two. Our exposure in this sector has been mainly through well diversified financial institutions which are in a position to sustain earnings despite pressures from the inverted yield curve. Assuming the economy slows gradually rather than abruptly, banks should face fairly attractive fundamentals.

TELECOM SERVICES (ANDREW BAUMBUSCH) - Telecommunications has been among the stronger performing sectors year-to-date. This has in part been driven by investor flight to what have historically been reasonably defensive equities during periods of slower economic growth. However, the telecommunications space has also seen substantive consolidation over the past 12-18 months, which has served to fuel additional merger speculation and resulting anticipatory multiple expansion particularly in smaller and mid capitalization names. The level of consolidation has also led investors to speculate that telecommunications services stocks may reap the financial benefits of more efficient capacity allocation and pricing strategies in a more rational overall competitive environment, despite ever-present deflationary pressure. Cambiar sees valuations as having become somewhat stretched in some names at this point, with the broader sector unlikely to continue to outperform, although on a stock-specific basis we still see select opportunity.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

ENERGY (MIKE GARDNER) - After leading the market for over two years, energy stocks have declined recently in line with declines in the prices of both oil and natural gas. Oil began the quarter at $74/bbl and rose to as high as $78/bbl on supply disruption concerns from hurricanes, geopolitics and operational issues. As these pressures eased later in the quarter and evidence of a slowing economy emerged, the price began to fall. Oil ended the quarter at $63/bbl and is currently below $60/bbl. Natural gas prices followed a similar path as inventories are now quite full heading into the winter heating season. Since energy sector equities unsurprisingly followed the trend of the commodities in the third quarter, the question is: where do we go from here? In the short term (3-6 months), winter weather will be the key variable. If winter is normal to cold, demand for both oil and gas will increase materially and inventory levels will move from comfortable to lean. If winter follows recent trends and is warmer than normal, commodity prices may be flat to down from here in early 2007.

A near-term outlook dependent on the weather may sound uninspiring. However, the stocks have already discounted much of the potential weakness as evidenced by historically low earnings multiples based on 2007 estimates (implying limited confidence in these forecasts being realized). Moreover, the currently adequate inventory levels do not change the fact that global oil and gas production is extremely mature. Decline rates have steepened and numerous large fields are at or near peak production levels. The world is not running out of oil, but the oil we're currently finding is generally in more exotic and difficult locations. That means we're finding smaller targets and it costs more to produce them. As a result, oil supply is structurally having a difficult time keeping up with demand growth, and prices should remain firm. Therefore, we see continued opportunity in the companies that are providing the products and technologies that are enabling oil producers to continue to grow. For example, Cambiar Opportunity Fund holdings, Halliburton and GlobalSantaFe, exhibit these traits yet sell at extremely inexpensive valuations (10x and 6x forward 2007 earnings estimates as of September 30th). We think both offer material upside over 12-18 months.

HEALTHCARE (MARIA AZARI) - After suffering a rather steep decline earlier in the year, healthcare stocks have experienced a modest rebound as earnings have been strong and valuations had become extremely attractive across most of the sector. Several large cap pharmaceutical companies reached valuations levels below those experienced in 1993 (when the threat of a Clinton-led partial nationalization of the U.S. healthcare industry was real). This was unjustified, especially in light of numerous positive developments in new drug pipelines and several key new product launches. As the market absorbed recent earnings developments (and began to focus on sectors other than energy) stocks reacted favorably. The pharmaceutical industry in particular has benefited in part by the Medicare Drug benefit, which became effective earlier this year. Even the

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

biotechnology industry (which has been difficult to invest in at reasonable valuation multiples) presented opportunities. Cambiar was able to initiate a position in Amgen, the world's largest biotechnology company, at a 10-year low on a P/E basis at the point of purchase in the Opportunity Fund. The company has several multi-billion dollar products growing at double-digit rates and one of the strongest pipelines in the biotechnology industry which was assigned very little value at the point of purchase.

Given the valuation compression in the sector, it is not coincidence that the largest LBO ever announced is in healthcare (HCA, aka Hospital Corporation of America). This transaction signaled to investors that valuations had become unsustainably low and that companies were not being properly assessed by the financial markets. Incremental multiple expansion within healthcare may be a bit more challenging from here. If the economy slows substantially, we would expect the sector to outperform the market over the next 12-24 months given its a-cyclical nature.

TECHNOLOGY (BRIAN BARISH) - In the aftermath of the collapse of the technology bubble from 2000-2002, the market's view of this sector has rapidly evolved from wildly excessive optimism seven years ago to something more consistent with other moderately capital-intensive cyclical industries. There are still a few headline-grabbing stocks that trade at valuations that embed an optimistically expansive view of future prospects and possible competition (witness recent darling GOOGLE at 15x trailing revenue, or various solar power stories at 70x earnings, for example). Outside of this small conclave of bubble-think, opportunities are more reasonably priced, though bargains are not exactly a consistent facet of technology stocks. Because technology product cycles are rapid, individual stock valuations do tend to traverse a fairly broad range as compared to less structurally volatile sectors, which means that one needs to make buy and sell decisions in a timely manner. We have tried to focus on more company and/or product specific stocks that are less dependent on accurate cyclical timing, as this is often an exceedingly challenging exercise.

Going into 2007, the dominant event is likely to be the long-awaited release of Microsoft's WINDOWS VISTA operating system, due to hit stores in the first quarter. It will have been 12 years since the software giant last released a comprehensive re-architecture of its omnipresent desktop operating system of this magnitude. Given the size of the PC market relative to overall global technology spending (~40%), a major operating system release like this is seismic to the industry. From what we have examined, only a very small minority (~2%) of the current installed base of PC's can actually run the full capabilities of VISTA properly, which should lead to a well-above average sales cycle for various PC assemblers and component manufacturers to replace the installed base. We have positions in some of the anticipated beneficiaries in all three Cambiar Funds, as this is a global event in its nature, though the world is a lot different than 1995 when WINDOWS 95 debuted and the beneficiaries are not identical. Notebook PCs

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

are more than 50% of global unit sales, nullifying the advantages that direct sales companies such as DELL enjoyed in the past. More than half of unit demand is in Asia, placing an even greater emphasis on low costs given affordability in countries like China and India. VISTA is likely to be the last major software release of its kind, as future operating systems and desktop applications are likely to be sold as an online service or subscription utility and not on a recordable disk, which makes the longer term roadmap for MICROSOFT not all that clear. As such, one will need to keep close tabs on valuations. Away from PCs, we see deflationary pressures holding the upper hand in broad consumer categories such as cell phones, flat televisions, and digital cameras.

We hope you find our industry musings to be of some interest.

As winter comes upon us, we suspect that the stock market may need some time to absorb its recent gains. It is unlikely that the devilish prospects of high commodity prices and well above-target inflation rates will simply recede quietly into the sunset. We generally expect oil prices to remain volatile and above the $50 per barrel level for some time, and we think national economic statistics tend to understate the strength of the economy. To wit, in early October, national payrolls were revised upwards by over 800,000 jobs through August, or an average understatement of 100,000 new jobs per month so far this year! This is not consistent with an economic slowdown and lower interest rates. We expect there to be enough "conflicting" data to lead the Fed to leave the Fed Funds rate at the 5.25% level well into 2007. This is by no means a bad thing (it would suggest that the U.S. economy is quite strong) but may not be what financial markets are looking for in order to advance in the near term. Last, the change of control of Congress stemming from midterm elections in November may create unspecified anxieties. On balance, a divided government has been good for the stock market because it reduces the prospects of major legislation, but we are not convinced that markets will initially take well to a change.

We appreciate your continued support.


Sincerely,


/s/ Brian M. Barish

Brian M. Barish
President
Cambiar Investors LLC

THIS   REPRESENTS  THE  MANAGERS'   ASSESSMENT  OF  THE  PORTFOLIOS  AND  MARKET
ENVIRONMENT AT A PARTICULAR POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                    OCTOBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

         Insurance                                              13.7%
         Petroleum & Fuel Products                              10.1%
         Food, Beverage & Tobacco                                9.1%
         Semi Conductors & Equipment                             8.4%
         Retail                                                  7.5%
         Banking                                                 7.0%
         Pharmaceuticals                                         6.8%
         Communications & Media                                  5.4%
         Business Services                                       4.6%
         Broadcasting, Newspapers & Advertising                  4.3%
         Machinery                                               3.6%
         Biotechnology                                           3.0%
         Offshore Drilling                                       2.8%
         Consumer Staples                                        2.6%
         Hotels & Lodging                                        2.6%
         Computer Software                                       2.4%
         Computers & Services                                    2.2%
         Medical Products & Services                             1.9%
         Electronics Manufacturer                                1.5%
         Short-Term Investments                                  0.5%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 99.7%
--------------------------------------------------------------------------------

                                                             SHARES         VALUE
                                                           ----------   --------------
BANKING -- 7.0%
   Bank of America .....................................      980,000   $   52,792,600
   US Bancorp ..........................................    1,300,000       43,992,000
   Washington Mutual ...................................    1,650,000       69,795,000
                                                                        --------------
                                                                           166,579,600
                                                                        --------------
BIOTECHNOLOGY -- 3.0%
   Amgen* ..............................................      950,000       72,114,500
                                                                        --------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 4.3%
   Interpublic Group* ..................................    3,600,000       39,276,000
   WPP Group ADR .......................................    1,000,000       64,000,000
                                                                        --------------
                                                                           103,276,000
                                                                        --------------
BUSINESS SERVICES -- 4.6%
   Realogy* ............................................    1,000,000       25,780,000
   Western Union* ......................................    3,750,000       82,687,500
                                                                        --------------
                                                                           108,467,500
                                                                        --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                    OCTOBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                             SHARES         VALUE
                                                           ----------   --------------
COMMUNICATIONS & MEDIA -- 5.4%
   AT&T ................................................    1,627,000   $   55,724,750
   DIRECTV Group* ......................................    3,300,000       73,524,000
                                                                        --------------
                                                                           129,248,750
                                                                        --------------
COMPUTER SOFTWARE -- 2.4%
   Microsoft ...........................................    1,950,000       55,984,500
                                                                        --------------
COMPUTERS & SERVICES -- 2.2%
   Diebold .............................................    1,200,000       52,416,000
                                                                        --------------
CONSUMER STAPLES -- 2.6%
   CVS .................................................    2,000,000       62,760,000
                                                                        --------------
ELECTRONICS MANUFACTURER -- 1.5%
   Flextronics International* ..........................    3,000,000       34,800,000
                                                                        --------------
FOOD, BEVERAGE & TOBACCO -- 9.1%
   Altria Group ........................................      900,000       73,197,000
   ConAgra Foods .......................................    1,850,000       48,377,500
   Sysco ...............................................    1,650,000       57,717,000
   Tyson Foods, Cl A ...................................    2,600,000       37,570,000
                                                                        --------------
                                                                           216,861,500
                                                                        --------------
HOTELS & LODGING -- 2.6%
   Boyd Gaming .........................................      800,000       31,576,000
   Wyndham Worldwide* ..................................    1,000,000       29,500,000
                                                                        --------------
                                                                            61,076,000
                                                                        --------------
INSURANCE -- 13.7%
   ACE Ltd. ............................................    1,050,000       60,112,500
   Allstate ............................................      700,000       42,952,000
   Assured Guaranty ....................................    1,665,000       41,908,050
   Conseco* ............................................    2,220,000       45,154,800
   ING Groep ADR .......................................      675,000       29,922,750
   MBIA ................................................      900,000       55,818,000
   St. Paul Travelers ..................................    1,000,000       51,130,000
                                                                        --------------
                                                                           326,998,100
                                                                        --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                    OCTOBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                             SHARES         VALUE
                                                           ----------   --------------
MACHINERY -- 3.6%
   Eaton ...............................................      550,000   $   39,836,500
   Illinois Tool Works .................................      950,000       45,533,500
                                                                        --------------
                                                                            85,370,000
                                                                        --------------
MEDICAL PRODUCTS & SERVICES -- 1.9%
   Cigna ...............................................      384,000       44,920,320
                                                                        --------------
OFFSHORE DRILLING -- 2.8%
   GlobalSantaFe .......................................    1,300,000       67,470,000
                                                                        --------------
PETROLEUM & FUEL PRODUCTS -- 10.2%
   Baker Hughes ........................................      550,000       37,977,500
   BJ Services .........................................    1,200,000       36,192,000
   Chevron .............................................      800,000       53,760,000
   El Paso .............................................    3,600,000       49,320,000
   Halliburton .........................................    2,000,000       64,700,000
                                                                        --------------
                                                                           241,949,500
                                                                        --------------
PHARMACEUTICALS -- 6.8%
   Pfizer ..............................................    1,600,000       42,640,000
   Sanofi-Aventis ADR ..................................    1,450,000       61,900,500
   Wyeth ...............................................    1,130,000       57,663,900
                                                                        --------------
                                                                           162,204,400
                                                                        --------------
RETAIL -- 7.5%
   Home Depot ..........................................    2,000,000       74,660,000
   Limited Brands ......................................    1,100,000       32,417,000
   Target ..............................................    1,200,000       71,016,000
                                                                        --------------
                                                                           178,093,000
                                                                        --------------
SEMI CONDUCTORS & EQUIPMENT -- 8.5%
   Cadence Design Systems* .............................    2,300,000       41,078,000
   Infineon Technologies* ..............................    7,000,000       85,235,105
   Intel ...............................................    3,500,000       74,690,000
                                                                        --------------
                                                                           201,003,105
                                                                        --------------
   TOTAL COMMON STOCK
      (Cost $2,107,644,248).............................                 2,371,592,775
                                                                        --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                    OCTOBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (A) -- 0.5%
--------------------------------------------------------------------------------

                                                             SHARES         VALUE
                                                           ----------   --------------
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 4.980%
      (Cost $12,266,719)................................   12,266,719   $   12,266,719
                                                                        --------------
   TOTAL INVESTMENTS -- 100.2%
      (Cost $2,119,910,967).............................                $2,383,859,494
                                                                        ==============

      PERCENTAGES ARE BASED ON NET ASSETS OF $2,378,593,698.

   *  NON-INCOME PRODUCING SECURITY

 (A)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2006.

 ADR  AMERICAN DEPOSITARY RECEIPT

  CL  CLASS

LTD.  LIMITED

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR INTERNATIONAL
                                                    EQUITY FUND
                                                    OCTOBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

         Banks                                                  16.4%
         Insurance                                              13.1%
         Petroleum Refining                                      7.5%
         Miscellaneous Business Services                         7.3%
         Broadcasting, Newspapers & Advertising                  6.6%
         Food, Beverage & Tobacco                                6.2%
         Short-Term Investments                                  5.5%
         Automotive                                              5.4%
         Chemicals                                               5.3%
         Telephones & Telecommunications                         3.3%
         Medical Products & Services                             3.1%
         Wholesale                                               2.9%
         Metals & Mining                                         2.8%
         Business Services                                       2.7%
         Computers & Services                                    2.6%
         Semi Conductors                                         2.5%
         Real Estate                                             2.3%
         Building & Construction Supplies                        2.1%
         Retail                                                  1.7%
         Entertainment                                           0.7%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 93.3%
--------------------------------------------------------------------------------

                                                             SHARES         VALUE
                                                           ----------   --------------
BELGIUM -- 1.9%
   KBC Groep ...........................................        6,300   $      688,314
                                                                        --------------
CANADA -- 2.3%
   Penn West Energy Trust ..............................       22,000          828,792
                                                                        --------------
FRANCE -- 6.8%
   Lafarge .............................................        5,500          739,202
   Renault .............................................        5,000          584,890
   Sanofi-Aventis ADR ..................................       25,000        1,067,250
                                                                        --------------
                                                                             2,391,342
                                                                        --------------
GERMANY -- 26.7%
   Bayerische Motoren Werke ............................       23,000        1,321,029
   Depfa Bank ..........................................       70,000        1,175,780
   Deutsche Post .......................................       35,000          969,393
   GEA Group ...........................................       55,000          987,709
   Infineon Technologies ADR* ..........................      130,000        1,580,800
   Muenchener Rueckversicherungs .......................        9,500        1,542,107
   SGL Carbon* .........................................       50,000        1,095,114
   Wacker Chemie .......................................        6,400          769,163
                                                                        --------------
                                                                             9,441,095
                                                                        --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR INTERNATIONAL
                                                    EQUITY FUND
                                                    OCTOBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                             SHARES         VALUE
                                                           ----------   --------------
GREECE -- 2.0%
   Greek Postal Savings Bank* ..........................       31,000   $      708,250
                                                                        --------------
HONG KONG -- 4.8%
   Lenovo Group ........................................    2,100,000          893,416
   Shun TAK Holdings Ltd. ..............................      600,000          792,777
                                                                        --------------
                                                                             1,686,193
                                                                        --------------
IRELAND -- 2.3%
   Bank of Ireland .....................................       40,000          806,147
   Waterford Wedgwood* .................................      154,260           14,767
                                                                        --------------
                                                                               820,914
                                                                        --------------
JAPAN -- 2.7%
   Inpex Holdings ......................................           85          693,611
   Sega Sammy Holdings .................................       10,000          250,950
                                                                        --------------
                                                                               944,561
                                                                        --------------
NETHERLANDS -- 11.2%
   Aegon ADR ...........................................       65,000        1,194,050
   Buhrmann ............................................       65,000        1,010,491
   Heineken ............................................       16,000          725,175
   ING Groep ...........................................       23,000        1,018,954
                                                                        --------------
                                                                             3,948,670
                                                                        --------------
NORWAY -- 0.6%
   Petroleum Geo-Services ADR* .........................        3,800          221,578
                                                                        --------------
SPAIN -- 3.3%
   Telefonica ADR ......................................       20,000        1,154,000
                                                                        --------------
SWITZERLAND -- 4.6%
   Nestle SA ...........................................        2,300          785,867
   Swiss Life Holding ..................................        3,500          825,863
                                                                        --------------
                                                                             1,611,730
                                                                        --------------
TAIWAN -- 5.1%
   ASE Test Ltd.* ......................................      100,000          884,000
   Chunghwa Telecom ADR ................................       50,860          930,229
                                                                        --------------
                                                                             1,814,229
                                                                        --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR INTERNATIONAL
                                                    EQUITY FUND
                                                    OCTOBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                             SHARES         VALUE
                                                           ----------   --------------
UNITED KINGDOM -- 19.0%
   BP ADR ..............................................       13,000   $      872,300
   British Sky Broadcasting Group ......................      110,000        1,138,141
   Britvic .............................................      140,000          636,825
   Lloyds TSB Group ....................................       85,000          907,032
   Royal Bank of Scotland Group ........................       40,000        1,425,084
   Ted Baker ...........................................       60,000          596,487
   WPP Group ...........................................       90,000        1,152,635
                                                                        --------------
                                                                             6,728,504
                                                                        --------------
   TOTAL FOREIGN COMMON STOCK
      (Cost $26,977,896)................................                    32,988,172
                                                                        --------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (A) -- 5.4%
--------------------------------------------------------------------------------
   Union Bank of California Diversified Money Market Fund,
      Fiduciary Class, 4.460%
      (Cost $1,907,334).................................    1,907,334        1,907,334
                                                                        --------------
   TOTAL INVESTMENTS -- 98.7%
      (Cost $28,885,230)................................                $   34,895,506
                                                                        ==============

      PERCENTAGES ARE BASED ON NET ASSETS OF $35,343,403.

   *  NON-INCOME PRODUCING SECURITY

 (A)  THE RATE SHOWN IS THE 7-DAY SIMPLE YIELD AS OF OCTOBER 31, 2006.

 ADR  AMERICAN DEPOSITARY RECEIPT

LTD.  LIMITED

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR
                                                    CONQUISTADOR FUND
                                                    OCTOBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

         Semi Conductors                                        10.0%
         Retail                                                  9.5%
         Banks                                                   7.6%
         Medical Products & Services                             7.0%
         Entertainment                                           6.3%
         Insurance                                               6.2%
         Consumer Staples                                        5.6%
         Short-Term Investments                                  4.7%
         Computer Software                                       4.1%
         Offshore Drilling                                       3.8%
         Petroleum & Fuel Products                               3.4%
         Industrial/Machinery                                    3.2%
         Chemicals                                               3.1%
         Computer Storage & Peripherals                          2.2%
         Consumer Discretionary                                  2.2%
         Building Materials                                      2.1%
         Drugs                                                   2.1%
         Restaurants                                             2.1%
         Aerospace/Defense Equipment                             2.0%
         Apparel/Textiles                                        2.0%
         Business Services                                       2.0%
         Food, Beverage & Tobacco                                2.0%
         Electronic Equipment & Instrumentation                  1.9%
         Construction & Engineering                              1.8%
         Personal Credit Institutions                            1.6%
         Pharmaceuticals                                         1.5%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 95.5%
--------------------------------------------------------------------------------

                                                             SHARES         VALUE
                                                           ----------   --------------
AEROSPACE/DEFENSE EQUIPMENT -- 2.0%
   Alliant Techsystems* ................................       13,200   $    1,019,172
                                                                        --------------
APPAREL/TEXTILES -- 2.0%
   Quiksilver* .........................................       75,100        1,047,645
                                                                        --------------
BANKS -- 7.6%
   BankAtlantic Bancorp, Cl A ..........................       64,500          844,950
   Pacific Capital Bancorp .............................       38,000        1,168,880
   Placer Sierra Bancshares ............................       41,600          986,752
   UCBH Holdings .......................................       54,500          934,130
                                                                        --------------
                                                                             3,934,712
                                                                        --------------
BUILDING MATERIALS -- 2.1%
   Watsco ..............................................       21,900        1,090,620
                                                                        --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR
                                                    CONQUISTADOR FUND
                                                    OCTOBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                             SHARES         VALUE
                                                           ----------   --------------
BUSINESS SERVICES -- 2.0%
   eFunds* .............................................       42,100   $    1,044,080
                                                                        --------------
CHEMICALS -- 3.1%
   Cytec Industries ....................................       14,700          814,233
   Lubrizol ............................................       17,900          805,500
                                                                        --------------
                                                                             1,619,733
                                                                        --------------
COMPUTER SOFTWARE -- 4.1%
   Epicor Software* ....................................       77,400        1,085,922
   Parametric Technology* ..............................       53,900        1,053,206
                                                                        --------------
                                                                             2,139,128
                                                                        --------------
COMPUTER STORAGE & PERIPHERALS -- 2.2%
   Smart Modular Technologies* .........................      117,200        1,145,044
                                                                        --------------
CONSTRUCTION & ENGINEERING -- 1.8%
   Chicago Bridge & Iron ...............................       37,600          923,456
                                                                        --------------
CONSUMER DISCRETIONARY -- 2.2%
   Great Wolf Resorts* .................................       87,000        1,144,920
                                                                        --------------
CONSUMER STAPLES -- 5.6%
   Chattem* ............................................       14,800          627,816
   Elizabeth Arden* ....................................       63,200        1,102,208
   Prestige Brands Holdings* ...........................       99,600        1,175,280
                                                                        --------------
                                                                             2,905,304
                                                                        --------------
DRUGS -- 2.1%
   PDL BioPharma* ......................................       51,400        1,086,082
                                                                        --------------
ELECTRONIC EQUIPMENT & INSTRUMENTATION -- 1.9%
   Electro Scientific Industries* ......................       48,400          965,580
                                                                        --------------
ENTERTAINMENT -- 6.3%
   DreamWorks Animation* ...............................       48,000        1,269,600
   Pinnacle Entertainment* .............................       31,000          938,060
   Scientific Games, Cl A* .............................       38,500        1,079,155
                                                                        --------------
                                                                             3,286,815
                                                                        --------------
FOOD, BEVERAGE & TOBACCO -- 2.0%
   Del Monte Foods .....................................       97,000        1,046,630
                                                                        --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR
                                                    CONQUISTADOR FUND
                                                    OCTOBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                             SHARES         VALUE
                                                           ----------   --------------
INDUSTRIAL/MACHINERY -- 3.3%
   Crane ...............................................       16,700   $      650,298
   Kennametal ..........................................       16,800        1,036,728
                                                                        --------------
                                                                             1,687,026
                                                                        --------------
INSURANCE -- 6.2%
   Aspen Insurance Holdings Ltd. .......................       40,400        1,002,728
   Max Re Capital Ltd. .................................       46,100        1,073,208
   Security Capital Assurance Ltd ......................       45,000        1,134,000
                                                                        --------------
                                                                             3,209,936
                                                                        --------------
MEDICAL PRODUCTS & SERVICES -- 7.0%
   Amedisys* ...........................................       23,200          941,224
   Emdeon* .............................................       79,500          926,175
   inVentiv Health* ....................................       36,300        1,038,180
   PolyMedica ..........................................       17,400          722,970
                                                                        --------------
                                                                             3,628,549
                                                                        --------------
OFFSHORE DRILLING -- 3.8%
   Atwood Oceanics* ....................................       23,200        1,071,840
   Todco* ..............................................       26,100          890,793
                                                                        --------------
                                                                             1,962,633
                                                                        --------------
PERSONAL CREDIT INSTITUTIONS -- 1.6%
   Advance America Cash Advance Centers ................       55,100          825,949
                                                                        --------------
PETROLEUM & FUEL PRODUCTS -- 3.4%
   Oil States International* ...........................        2,000           58,080
   Superior Energy Services* ...........................       22,900          716,770
   Tetra Technologies* .................................       38,700        1,002,330
                                                                        --------------
                                                                             1,777,180
                                                                        --------------
PHARMACEUTICALS -- 1.5%
   KV Pharmaceutical, Cl A* ............................       35,700          796,824
                                                                        --------------
RESTAURANTS -- 2.1%
   Texas Roadhouse, Cl A* ..............................       75,900        1,096,755
                                                                        --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR
                                                    CONQUISTADOR FUND
                                                    OCTOBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                             SHARES         VALUE
                                                           ----------   --------------
RETAIL -- 9.5%
   Bebe Stores .........................................       45,000   $    1,117,350
   Stage Stores ........................................       35,800        1,160,278
   Talbots .............................................       33,200          930,928
   Tuesday Morning .....................................       51,000          841,500
   Zale* ...............................................       31,300          902,692
                                                                        --------------
                                                                             4,952,748
                                                                        --------------
SEMI CONDUCTORS -- 10.1%
   AMIS Holdings* ......................................      114,000        1,093,260
   Cirrus Logic* .......................................      141,500          998,990
   International Rectifier* ............................       29,000        1,043,130
   Microsemi* ..........................................       52,000        1,019,200
   MIPS Technologies* ..................................      144,200        1,062,754
                                                                        --------------
                                                                             5,217,334
                                                                        --------------
   TOTAL COMMON STOCK
      (Cost $46,038,640)................................                    49,553,855
                                                                        --------------

--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (A) -- 4.7%
--------------------------------------------------------------------------------------
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 4.980%...........................    2,079,570        2,079,570
   HighMark U.S. Government Money Market Fund,
      Fiduciary Class, 4.930%...........................      358,974          358,974
                                                                        --------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $2,438,544).................................                     2,438,544
                                                                        --------------
   TOTAL INVESTMENTS -- 100.2%
      (Cost $48,477,184)................................                $   51,992,399
                                                                        ==============

      PERCENTAGES ARE BASED ON NET ASSETS OF $51,907,414.

   *  NON-INCOME PRODUCING SECURITY

 (A)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2006.

  CL  CLASS

LTD.  LIMITED

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR FUNDS
                                                    OCTOBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                             INTERNATIONAL
                                                            OPPORTUNITY         EQUITY         CONQUISTADOR
                                                               FUND              FUND              FUND
                                                          ---------------   ---------------   ---------------
ASSETS:
Cost of securities ....................................   $ 2,119,910,967   $    28,885,230   $    48,477,184

Investments in securities at value ....................   $ 2,383,859,494   $    34,895,506   $    51,992,399
Foreign Cash (Cost $0, $2,744 and
   $0, respectively) ..................................                --             3,502                --
Receivable for capital shares sold ....................        26,092,688             1,501            75,430
Receivable for investment securities sold .............        12,179,451           449,273                --
Dividend and interest receivable ......................         2,227,462            31,029            25,648
Receivable for dividend tax reclaim ...................           150,684            15,040               141
Prepaid Expenses ......................................            48,124            11,619            10,821
                                                          ---------------   ---------------   ---------------
     Total Assets .....................................     2,424,557,903        35,407,470        52,104,439
                                                          ---------------   ---------------   ---------------
LIABILITIES:
Payable for investment securities purchased ...........        43,120,168                --            97,187
Payable due to Investment Advisor .....................         1,644,439            26,620            49,812
Payable for capital shares redeemed ...................           646,879             6,155            17,612
Shareholder servicing fees payable ....................           279,409             4,902            10,358
Payable due to Administrator ..........................           108,414             1,538             2,403
Payable due to Trustees ...............................             6,619                95               146
Other accrued expenses ................................           158,277            24,757            19,507
                                                          ---------------   ---------------   ---------------
     Total Liabilities ................................        45,964,205            64,067           197,025
                                                          ---------------   ---------------   ---------------
   NET ASSETS .........................................   $ 2,378,593,698   $    35,343,403   $    51,907,414
                                                          ===============   ===============   ===============
NET ASSETS CONSIST OF:
Paid-in-Capital .......................................   $ 2,084,733,074   $    24,656,894   $    47,397,010
Undistributed net investment income (loss) ............        10,941,202           245,970          (114,011)
Accumulated net realized gain on investments ..........        18,970,895         4,429,734         1,109,200
Net unrealized appreciation on investments ............       263,948,527         6,010,276         3,515,215
Net unrealized appreciation on foreign currency
   contracts, foreign currencies and translation of
   other assets and liabilities denominated in
   foreign currencies .................................                --               529                --
                                                          ---------------   ---------------   ---------------
   NET ASSETS .........................................   $ 2,378,593,698   $    35,343,403   $    51,907,414
                                                          ===============   ===============   ===============
INVESTOR CLASS SHARES:
Net Assets ............................................   $ 1,267,900,070   $    35,343,403   $    51,907,414
Total shares outstanding at end of year ...............        64,094,370         1,339,134         3,480,991
Net Asset Value, Offering and
   Redemption Price Per Share
   (Net Assets / Shares Outstanding) ..................   $         19.78   $         26.39   $         14.91

INSTITUTIONAL CLASS SHARES:
Net Assets ............................................   $ 1,110,693,628               n/a               n/a
Total shares outstanding at end of year ...............        56,026,928               n/a               n/a
Net Asset Value, Offering and
   Redemption Price Per Share
   (Net Assets / Shares Outstanding) ..................   $         19.82               n/a               n/a

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR FUNDS
                                                    FOR THE SIX MONTHS ENDED
                                                    OCTOBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                             INTERNATIONAL
                                                            OPPORTUNITY         EQUITY         CONQUISTADOR
                                                               FUND              FUND              FUND
                                                          ---------------   ---------------   ---------------
INVESTMENT INCOME
Dividends .............................................   $    19,807,208   $       518,062   $       126,425
Less: Foreign Taxes Withheld ..........................          (232,245)          (33,385)             (186)
                                                          ---------------   ---------------   ---------------
   TOTAL INVESTMENT INCOME ............................        19,574,963           484,677           126,239
                                                          ---------------   ---------------   ---------------
EXPENSES
Investment Advisory Fees ..............................         9,557,608           192,462           162,991
Shareholder Servicing Fees -- Investor Class ..........         1,315,747            10,575            21,530
Administration Fees ...................................           587,602             9,969             7,996
Trustees' Fees ........................................            16,706               105               165
Chief Compliance Officer Fees .........................             8,722                --               140
Transfer Agent Fees ...................................           295,991            16,716            14,750
Printing Fees .........................................           112,180             2,019             1,035
Registration & Filing Fees ............................            79,643             9,143            11,033
Professional Fees .....................................            73,793            10,161             9,549
Custodian Fees ........................................            70,476            16,882               813
Other Expenses ........................................             7,463             4,704               286
                                                          ---------------   ---------------   ---------------
   TOTAL EXPENSES .....................................        12,125,931           272,736           230,288

Less:
   Investment advisory fees waiver ....................          (893,687)           (7,765)          (19,558)
   Fees Paid Indirectly -- Note 3 .....................           (93,372)           (4,220)           (1,963)
                                                          ---------------   ---------------   ---------------
   NET EXPENSES .......................................        11,138,872           260,751           208,767
                                                          ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS) ..........................         8,436,091           223,926           (82,528)
                                                          ---------------   ---------------   ---------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............       (12,638,272)        2,167,943           415,473
NET REALIZED LOSS ON FOREIGN CURRENCY
   TRANSACTIONS .......................................           (66,194)          (16,178)               --
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) ON INVESTMENTS ......................       109,633,378        (2,544,473)        2,691,841
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) ON FOREIGN CURRENCIES
   AND TRANSLATION OF OTHER ASSETS AND
   LIABILITIES DENOMINATED IN FOREIGN
   CURRENCIES .........................................                --             2,866                --
                                                          ---------------   ---------------   ---------------
NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS ..............................        96,928,912          (389,842)        3,107,314
                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS ....................................   $   105,365,003   $      (165,916)  $     3,024,786
                                                          ===============   ===============   ===============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CAMBIAR OPPORTUNITY
                                                             FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              SIX MONTHS           YEAR
                                                                                ENDED              ENDED
                                                                           OCTOBER 31, 2006      APRIL 30,
                                                                             (UNAUDITED)           2006
                                                                           ----------------   ---------------
OPERATIONS:
   Net Investment Income ...............................................   $      8,436,091   $     6,496,528
   Net Realized Gain (Loss) on Investments .............................        (12,638,272)       32,051,985
   Net Realized Loss on Foreign Currency Transactions ..................            (66,194)         (440,382)
   Net Change in Unrealized Appreciation on Investments ................        109,633,378       140,836,158
                                                                           ----------------   ---------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................        105,365,003       178,944,289
                                                                           ----------------   ---------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income:
     Investor Class Shares .............................................                 --        (1,450,485)
     Institutional Class Shares ........................................                 --        (2,100,550)
   Realized Gains:
     Investor Class Shares .............................................                 --        (1,630,707)
     Institutional Class Shares ........................................                 --        (1,887,601)
                                                                           ----------------   ---------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ...................................                 --        (7,069,343)
                                                                           ----------------   ---------------
CAPITAL SHARE TRANSACTIONS:
   Investor Class Shares
     Issued ............................................................        392,875,589       637,675,370
     Reinvestment of Distributions .....................................                 --         2,970,793
     Redeemed ..........................................................        (97,456,599)     (113,033,190)
                                                                           ----------------   ---------------
   Net Increase from Investor Class Share Transactions .................        295,418,990       527,612,973
                                                                           ----------------   ---------------
   Institutional Class Shares
     Issued ............................................................        160,549,487       913,009,701
     Reinvestment of Distributions .....................................                 --         3,988,150
     Redeemed ..........................................................        (56,681,162)      (39,490,878)
                                                                           ----------------   ---------------
   Net Increase from Institutional Class Share Transactions ............        103,868,325       877,506,973
                                                                           ----------------   ---------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ..........        399,287,315     1,405,119,946
                                                                           ----------------   ---------------
   TOTAL INCREASE IN NET ASSETS ........................................        504,652,318     1,576,994,892

NET ASSETS:
   Beginning of period .................................................      1,873,941,380       296,946,488
                                                                           ----------------   ---------------
   End of period (including undistributed net investment income of
     $10,941,202 and $2,505,111, respectively) .........................   $  2,378,593,698   $ 1,873,941,380
                                                                           ================   ===============
SHARE TRANSACTIONS:
   Investor Class Shares
     Issued ............................................................         21,028,903        36,267,955
     Reinvestment of Distributions .....................................                 --           166,008
     Redeemed ..........................................................         (5,219,869)       (6,354,532)
                                                                           ----------------   ---------------
   Total Increase in Investor Class Shares .............................         15,809,034        30,079,431
                                                                           ----------------   ---------------
   Institutional Class Shares
     Issued ............................................................          8,659,173        52,346,892
     Reinvestment of Distributions .....................................                 --           222,751
     Redeemed ..........................................................         (3,044,967)       (2,156,921)
                                                                           ----------------   ---------------
   Total Increase in Institutional Class Shares ........................          5,614,206        50,412,722
                                                                           ----------------   ---------------
   NET INCREASE IN SHARES OUTSTANDING ..................................         21,423,240        80,492,153
                                                                           ================   ===============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              SIX MONTHS           YEAR
                                                                                ENDED              ENDED
                                                                           OCTOBER 31, 2006      APRIL 30,
                                                                             (UNAUDITED)           2006
                                                                           ----------------   ---------------
OPERATIONS:
   Net Investment Income ...............................................   $        223,926   $       349,395
   Net Realized Gain on Investments ....................................          2,167,943         3,661,305
   Net Realized Loss on Foreign Currency Transactions ..................            (16,178)         (196,454)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments ....................................................         (2,544,473)        5,152,703
   Net Change in Unrealized Appreciation (Depreciation) on
     Foreign Currencies and Translation of Other Assets and
     Liabilities Denominated in Foreign Currencies .....................              2,866            (2,769)
                                                                           ----------------   ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ...................................................           (165,916)        8,964,180
                                                                           ----------------   ---------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ...............................................                 --           (49,357)
   Realized Gains ......................................................                 --        (3,286,349)
                                                                           ----------------   ---------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ...................................                 --        (3,335,706)
                                                                           ----------------   ---------------
CAPITAL SHARE TRANSACTIONS:
   Issued ..............................................................          3,964,551         8,913,305
   Reinvestment of Distributions .......................................                 --         3,319,561
   Redemption Fees -- Note 2 ...........................................             80,051             1,772
   Redeemed ............................................................        (10,684,966)       (4,102,069)
                                                                           ----------------   ---------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ........................................         (6,640,364)        8,132,569
                                                                           ----------------   ---------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .............................         (6,806,280)       13,761,043

NET ASSETS:
   Beginning of period .................................................         42,149,683        28,388,640
                                                                           ----------------   ---------------
   End of period (including undistributed net investment income
     of $245,970 and $22,044, respectively) ............................   $     35,343,403   $    42,149,683
                                                                           ================   ===============
SHARE TRANSACTIONS:
   Issued ..............................................................            154,817           600,888
   Reinvestment of Distributions .......................................                 --           152,329
   Redeemed ............................................................           (433,823)         (415,787)
                                                                           ----------------   ---------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING .......................           (279,006)          337,430
                                                                           ================   ===============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                CAMBIAR
                                                               CONQUISTADOR FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             SIX MONTHS            YEAR
                                                                                ENDED              ENDED
                                                                           OCTOBER 31, 2006      APRIL 30,
                                                                             (UNAUDITED)           2006
                                                                           ---------------    ---------------
OPERATIONS:
   Net Investment Loss .................................................   $        (82,528)  $       (42,121)
   Net Realized Gain on Investments ....................................            415,473           846,466
   Net Change in Unrealized Appreciation on Investments ................          2,691,841           725,953
                                                                           ----------------   ---------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ...................................................          3,024,786         1,530,298
                                                                           ----------------   ---------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ...............................................                 --           (11,217)
   Realized Gains ......................................................                 --          (228,763)
                                                                           ----------------   ---------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ...................................                 --          (239,980)
                                                                           ----------------   ---------------
CAPITAL SHARE TRANSACTIONS:
   Issued ..............................................................         40,554,549        10,567,250
   Reinvestment of Distributions .......................................                 --           234,206
   Redemption Fees -- Note 2 ...........................................              1,466             1,185
   Redeemed ............................................................         (5,327,762)         (658,098)
                                                                           ----------------   ---------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ..........         35,228,253        10,144,543
                                                                           ----------------   ---------------
   TOTAL INCREASE IN NET ASSETS ........................................         38,253,039        11,434,861

NET ASSETS:
   Beginning of period .................................................         13,654,375         2,219,514
                                                                           ----------------   ---------------
   End of period (including net investment loss/distributions in excess of net investment income of $(114,011) and
     $(31,483), respectively) ..........................................   $     51,907,414   $    13,654,375
                                                                           ================   ===============
SHARE TRANSACTIONS:
   Issued ..............................................................          2,946,369           750,875
   Reinvestment of Distributions .......................................                 --            18,036
   Redeemed ............................................................           (384,541)          (49,194)
                                                                           ----------------   ---------------
   NET INCREASE IN SHARES OUTSTANDING ..................................          2,561,828           719,717
                                                                           ================   ===============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CAMBIAR OPPORTUNITY
                                                             FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                               INVESTOR CLASS*
                               --------------
                                 SIX MONTHS
                                    ENDED
                                 OCTOBER 31,                                  YEAR ENDED APRIL 30,
                                    2006          ------------------------------------------------------------------------------
                                 (UNAUDITED)         2006*             2005              2004            2003(3)         2002
                               -------------      ----------        ----------        ----------       ----------     ----------
Net Asset Value, Beginning
   of Period ...............   $    18.98         $    16.31        $    14.91        $    10.96       $    12.84     $    13.29
Income (Loss) from
   Operations:
Net Investment Income ......         0.06(1)            0.09(1)           0.05(1)           0.06(1)          0.06           0.01
Net Realized and Unrealized
   Gain (Loss) .............         0.74               2.66              1.41              3.97            (1.90)         (0.45)
                               ----------         ----------        ----------        ----------       ----------     ----------
Total from Operations ......         0.80               2.75              1.46              4.03            (1.84)         (0.44)
                               ----------         ----------        ----------        ----------       ----------     ----------
Dividends and Distributions:
Net Investment Income ......           --              (0.04)            (0.06)            (0.08)           (0.04)         (0.01)
Net Realized Gain ..........           --              (0.04)               --                --               --          (0.00)#
Return of Capital ..........           --                 --                --                --               --          (0.00)#
                               ----------         ----------        ----------        ----------       ----------     ----------
Total Dividends and
   Distributions ...........           --              (0.08)            (0.06)            (0.08)           (0.04)         (0.01)
                               ----------         ----------        ----------        ----------       ----------     ----------
Net Asset Value,
   End of Period ...........   $    19.78         $    18.98        $    16.31        $    14.91       $    10.96     $    12.84
                               ==========         ==========        ==========        ==========       ==========     ==========
TOTAL RETURN+ ..............         4.21%***          16.87%             9.78%            36.93%          (14.31)%        (3.32)%
                               ==========         ==========        ==========        ==========       ==========     ==========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .............   $1,267,900         $  916,371        $  296,946        $   97,543       $   23,622     $   38,627
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers and
   Fees Paid Indirectly) ...         1.28%**            1.34%             1.64%             2.01%            2.13%          2.12%
Ratio of Expenses to
   Average Net Assets ......         1.20%(2)**         1.20%(2)          1.51%(2)          1.37%            1.30%          1.30%
Ratio of Net Investment
   Income to Average
   Net Assets ..............         0.69%**            0.51%             0.30%             0.46%            0.49%          0.06%
Portfolio Turnover Rate ....           27%***             38%               43%               45%             118%            47%

  * PRIOR TO NOVEMBER 3, 2005, INVESTOR CLASS SHARES WERE OFFERED AS INSTITUTIONAL CLASS SHARES.

 **   ANNUALIZED

*** TOTAL RETURN AND PORTFOLIO TURNOVER ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

  #   AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

(1)   PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

(2) FOR THE SIX MONTHS ENDED OCTOBER 31, 2006 AND FOR THE YEARS ENDED APRIL 30, 2006 AND APRIL 30, 2005, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIOS WOULD HAVE BEEN 1.19%, 1.18% AND 1.50%, RESPECTIVELY.

(3) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND CAMBIAR OPPORTUNITY FUND ACQUIRED THE ASSETS AND INVESTMENTS OF THE UAM CAMBIAR OPPORTUNITY PORTFOLIO, A SERIES OF UAM FUNDS TRUST. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND CAMBIAR OPPORTUNITY FUND PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM CAMBIAR OPPORTUNITY PORTFOLIO.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CAMBIAR OPPORTUNITY
                                                             FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              INSTITUTIONAL CLASS SHARES
                                                                           ---------------------------------

                                                                             SIX MONTHS
                                                                                ENDED           NOVEMBER 3,
                                                                             OCTOBER 31,         2005* TO
                                                                                2006             APRIL 30,
                                                                             (UNAUDITED)           2006
                                                                           -------------      --------------
Net Asset Value, Beginning of Period ...................................   $      18.99       $     17.27
Income from Operations:
Net Investment Income ..................................................           0.09(1)           0.07(1)
Net Realized and Unrealized Gain .......................................           0.74              1.74
                                                                           ------------       -----------
Total from Operations ..................................................           0.83              1.81
                                                                           ------------       -----------
Dividends and Distributions:
Net Investment Income ..................................................             --             (0.05)
Net Realized Gain ......................................................             --             (0.04)
                                                                           ------------       -----------
Total Dividends and Distributions ......................................             --             (0.09)
                                                                           ------------       -----------
Net Asset Value, End of Period .........................................   $      19.82       $     18.99
                                                                           ============       ===========
TOTAL RETURN+ ..........................................................           4.37%            10.49%
                                                                           ============       ===========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ..................................   $  1,110,694       $   957,570
Ratio of Expenses to Average Net Assets
   (Excluding Waivers, Expense Reimbursements and
   Fees Paid Indirectly) ...............................................           1.04%**           1.07%**
Ratio of Expenses to Average Net Assets ................................           0.95%**           0.95%**
Ratio of Net Investment Income to
   Average Net Assets ..................................................           0.95%**           0.80%**
Portfolio Turnover Rate ................................................             27%***            38%***

  *   COMMENCEMENT OF OPERATIONS

 **   ANNUALIZED

***   PORTFOLIO TURNOVER IS FOR THE PERIOD INDICATED AND HAS NOT BEEN
      ANNUALIZED.

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISOR DURING THE PERIOD.

(1)   PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     SIX MONTHS
                                        ENDED              YEAR             YEAR             YEAR         SEPTEMBER 9,
                                     OCTOBER 31,          ENDED            ENDED            ENDED           2002* TO
                                        2006            APRIL 30,        APRIL 30,        APRIL 30,        APRIL 30,
                                     (UNAUDITED)           2006             2005             2004             2003
                                     -----------        ----------       ----------       ----------      ------------
Net Asset Value,
   Beginning of Period ...........   $     26.05        $    22.17       $    20.43       $    13.52      $      14.55
Income (Loss) from Operations:
Net Investment Income ............          0.10(1)           0.25(1)          0.11(1)          0.13(1)           0.09
Net Realized and Unrealized
   Gain (Loss) ...................          0.18++            6.06             1.65             6.89             (1.12)
                                     -----------        ----------       ----------       ----------      ------------
Total from Operations ............          0.28              6.31             1.76             7.02             (1.03)
                                     -----------        ----------       ----------       ----------      ------------
Dividends and Distributions:
Net Investment Income ............            --             (0.03)           (0.02)           (0.11)               --
Net Realized Gain ................            --             (2.40)              --               --                --
                                     -----------        ----------       ----------       ----------      ------------
Total Dividends and
   Distributions .................            --             (2.43)           (0.02)           (0.11)               --
                                     -----------        ----------       ----------       ----------      ------------
Redemption Fees ..................          0.06              0.00(2)            --             0.00(2)             --
                                     -----------        ----------       ----------       ----------      ------------
Net Asset Value,
   End of Period .................   $     26.39        $    26.05       $    22.17       $    20.43      $      13.52
                                     ===========        ==========       ==========       ==========      ============
TOTAL RETURN+ ....................          1.31%#***        30.65%            8.62%           51.97%#           (7.08)%#***
                                     ===========        ==========       ==========       ==========      ============

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ...................   $    35,343        $   42,150       $   28,388       $   22,496      $     13,860
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers and
   Fees Paid Indirectly) .........          1.56%**           1.50%            1.63%            2.05%             3.02%**
Ratio of Expenses to
   Average Net Assets ............          1.49%(3)**        1.50%            1.63%            1.75%             1.75%**
Ratio of Net Investment
   Income to Average
   Net Assets ....................          1.28%**           1.08%            0.52%            0.70%             1.07%**
Portfolio Turnover Rate ..........            64%***           102%              63%              76%               95%***

  *   COMMENCEMENT OF OPERATIONS

 **   ANNUALIZED

*** TOTAL RETURN AND PORTFOLIO TURNOVER ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

  + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 ++ THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET LOSSES ON INVESTMENTS FOR THE PERIOD BECAUSE OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO THE FLUCTUATING MARKET VALUE OF INVESTMENTS OF THE FUND.

  # TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD.

(1)   PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

(2)   AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

(3) FOR THE SIX MONTH PERIOD ENDED OCTOBER 31, 2006, THE RATIO OF NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.48%.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                CAMBIAR
                                                               CONQUISTADOR FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                           SIX MONTHS
                                                              ENDED                YEAR              AUGUST 31,
                                                           OCTOBER 31,             ENDED              2004* TO
                                                              2006               APRIL 30,            APRIL 30,
                                                           (UNAUDITED)             2006                 2005
                                                          -------------        -------------        -------------
Net Asset Value, Beginning of Period ..................   $       14.86        $       11.13        $       10.00
Income from Operations:
Net Investment Loss ...................................           (0.04)(1)            (0.12)(1)            (0.05)(1)
Net Realized and Unrealized Gain ......................            0.09                 4.57                 1.26
                                                          -------------        -------------        -------------
Total from Operations .................................            0.05                 4.45                 1.21
                                                          -------------        -------------        -------------
Dividends and Distributions:
Net Investment Income .................................              --                (0.03)               (0.03)
Net Realized Gain .....................................              --                (0.69)               (0.05)
                                                          -------------        -------------        -------------
Total Dividends and Distributions .....................              --                (0.72)               (0.08)
                                                          -------------        -------------        -------------
Redemption Fees .......................................            0.00(3)              0.00(3)                --
                                                          -------------        -------------        -------------
Net Asset Value, End of Period ........................   $       14.91        $       14.86        $       11.13
                                                          =============        =============        =============
TOTAL RETURN+ .........................................            0.34%***            40.98%               12.09%***
                                                          =============        =============        =============

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .................   $      51,907        $      13,654        $       2,220
Ratio of Expenses to Average Net Assets
   (Excluding Waivers, Expense Reimbursements
   and Fees Paid Indirectly) ..........................            1.62%**              3.00%                6.55%**
Ratio of Expenses to Average Net Assets ...............            1.47%(2)**           1.69%(2)             1.85%**
Ratio of Net Investment Loss to
   Average Net Assets .................................           (0.58)%**            (0.90)%              (0.63)%**
Portfolio Turnover Rate ...............................              38%***               91%                  36%***

  *   COMMENCEMENT OF OPERATIONS

 **   ANNUALIZED

*** TOTAL RETURN AND PORTFOLIO TURNOVER ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1)   PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

(2) FOR THE YEAR ENDED APRIL 30, 2006, AND THE SIX MONTHS ENDED OCTOBER 31, 2006, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIOS WOULD HAVE BEEN 1.68% AND 1.46%, RESPECTIVELY.

(3)   AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the Cambiar Opportunity Fund, Cambiar International Equity Fund and Cambiar Conquistador Fund (collectively the "Funds", individually a "Fund"). Each of the Funds seeks total return and capital preservation. The goal of each of the Funds is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

On September 21, 2005, the existing Institutional Class Shares of the Funds were renamed as Investor Class Shares. On November 3, 2005, the Cambiar Opportunity Institutional Class Shares commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

      obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      The Cambiar International Equity Fund uses FT Interactive ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Cambiar International Equity Fund values the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Cambiar International Equity Fund's administrator and requests that a meeting of the Committee be held.

      Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options, and the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee Meeting be called. In addition, the Fund's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser if the Fund is holding the relevant security that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee Meeting should be called based on the information provided. As of October 31, 2006, there were no fair valued securities.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

      FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

      the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid.

      OPTIONS -- The Funds are authorized to purchase put and call options. The risk in purchasing an option is that the funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

      EXPENSES -- Expenses of the Trust that can be directly attributed to a particular fund are borne by that fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

      CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

      REDEMPTION FEES -- The Cambiar International Equity Fund and Cambiar Conquistador Fund retain a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. For the six months ended
      October 31, 2006, the Funds retained fees of $80,051 and $1,466, respectively. Such fees are retained by the Funds for the benefit of the remaining shareholders.

3. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODY AGREEMENTS:

The Funds and SEI Investments Global Fund Services (the "Administrator") are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $225,000 or 0.08% of the first $500 million, 0.06% of the next $500 million, 0.045% of the next $2 billion and 0.035% of any amount above $3 billion of the Funds' average daily net assets.

The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

Effective October 1, 2005, the Funds adopted a shareholder servicing fee plan under which a shareholder servicing fee up to 0.25% of average daily net assets attributable to the Investor Class Shares of the Fund will be paid to the Distributor. The Distributor may perform, or may compensate other service providers certain shareholder and administrative services. Shareholder servicing fees in excess of 0.25% of average daily net assets of the Investor Class are paid by Cambiar Investors, LLC ("the Adviser").

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

The Funds earned cash management credits which are used to offset transfer agent expenses. During the period, the Cambiar Opportunity, the Cambiar International Equity and the Cambiar Conquistador Funds earned credits of $93,372, $4,220 and $1,963, respectively, which were used to offset transfer agent expenses. These amounts are listed as "Fees Paid Indirectly" on the Statement of Operations.

Union Bank of California, N.A. serves as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

4. INVESTMENT ADVISORY AGREEMENTS:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Cambiar Opportunity Fund at a fee calculated at an annual rate of 1.00% of the first $500 million, 0.90% of assets between $500 million and $2.5 billion and 0.75% of amounts above $2.5 billion of the Fund's average daily net assets. Under the terms of the investment advisory agreement, the Adviser provides investment advisory services to the Cambiar International Equity and the Cambiar Conquistador Funds at an annual rate of 1.10% and 1.15%, respectively, of each Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the total operating expenses of the Cambiar Opportunity Funds' Investor Class

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

Shares and the Institutional Class Shares from exceeding 1.20% and 0.95% of each Class' average daily net assets, respectively. The Adviser has also voluntarily agreed to waive a portion of its advisory fees, and to assume expenses, if necessary, in order to keep the Cambiar International Equity and Conquistador Funds' total operating expenses from exceeding 1.50% of each Fund's average daily net assets.

5. INVESTMENT TRANSACTIONS:

For the six months ended October 31, 2006, the Funds made purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows:

                                                 PURCHASES           SALES
                                              --------------     ------------
      Opportunity Fund .....................  $1,039,977,482     $545,977,083
      International Equity Fund ............      21,302,045       26,544,819
      Conquistador Fund ....................      44,089,369       10,289,841

There were no purchases or sales of long-term U.S. Government Securities for any of the Funds.

6. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Cambiar International Equity Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Cambiar International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to wash sales and differing book and tax treatments for foreign currency transactions and certain net operating losses which, for tax purposes, are not available to offset future income. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

The tax character of dividends and distributions paid during the last two fiscal years was as follows:

                                   ORDINARY         LONG-TERM
                                    INCOME        CAPITAL GAIN         TOTAL
                                 ------------     -------------    ------------
Opportunity Fund
   2006                          $  3,551,035     $   3,518,308    $  7,069,343
   2005                               502,466            84,994         587,460
International Equity Fund
   2006                                49,357         3,286,349       3,335,706
   2005                                26,466                --          26,466
Conquistador Fund
   2006                               226,731            13,249         239,980
   2005                                13,626                --          13,626

As of April 30, 2006, the components of Distributable Earnings on a tax basis were as follows:

                                   CAMBIAR           CAMBIAR         CAMBIAR
                                 OPPORTUNITY      INTERNATIONAL    CONQUISTADOR
                                     FUND          EQUITY FUND         FUND
                                 ------------     -------------    ------------
Undistributed Ordinary Income    $ 15,934,493     $   1,218,031    $    560,678
Undistributed Long-Term
   Capital Gain                    18,960,490         1,157,844         134,542
Post-October Currency Losses         (440,382)          (69,986)             --
Unrealized Appreciation           154,041,020         8,552,412         821,883
Other Temporary Differences                --            (5,876)        (31,485)
                                 ------------     -------------    ------------
Total Distributable Earnings     $188,495,621     $  10,852,425    $  1,485,618
                                 ============     =============    ============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future net realized gains. As of April 30, 2006, the Funds had no capital loss carryforwards.

Post-October currency losses represent losses realized on foreign currency transactions from November 1, 2005 through April 30, 2006 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

For Federal income tax purposes, the cost of securities owned at October 31, 2006, and the net realized gains or losses on securities sold for the period were the same as

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, for Federal income tax purposes at October 31, 2006, were as follows:

                                FEDERAL       APPRECIATED    DEPRECIATED     NET UNREALIZED
                                TAX COST       SECURITIES     SECURITIES      APPRECIATION
                             --------------   ------------   ------------    --------------
Opportunity Fund             $2,119,910,967   $281,239,875   $(17,291,348)   $263,948,527

International Equity Fund        28,885,230      6,146,765       (136,489)      6,010,276

Conquistador Fund                48,477,184      4,078,138       (562,923)      3,515,215

7. RISKS:

At October 31, 2006, the net assets of the Cambiar International Equity Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8. OTHER:

At October 31, 2006, 41% of total shares outstanding were held by one record shareholder in the Cambiar Opportunity Fund, Investor Class, 93% of total shares outstanding were held by one record shareholder in the Cambiar Opportunity Fund, Institutional Class, and 76% of total shares outstanding were held by one record shareholder in the Cambiar Conquistador Fund. The Cambiar International Fund had no shareholders owning 10% or more of total shares outstanding.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

9. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As of October 31, 2006, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September  2006,  FASB issued  STATEMENT ON  FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006, the Portfolio does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on May 15-16, 2006, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser;
(ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, representatives from the Adviser presented an overview of the Adviser and discussed the Adviser's investment team, reviewing key staff members in all areas, including research, trading, marketing and administration. Another Adviser representative then discussed the Funds' relative-value investment style, which included an emphasis on undervalued companies with improving fundamentals. An Adviser representative also discussed the Funds' positive asset growth, attributing this trend to the 401(k) market and the Adviser's strength in this area as an institutional asset

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

manager. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER. The Board was provided with information regarding each of the Funds' performance since the Advisory Agreement was last renewed, as well as information regarding each Fund's performance since its inception. The Board also compared the Funds' performance to their respective benchmark indices and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of each Fund over the past year, focusing on its investment approach and general economic factors. Based on this information, the Board concluded that the Funds' performance was generally favorable with respect to the Cambiar Opportunity Fund and the Cambiar Conquistador Fund and was satisfied

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

with the investment results that the Adviser had been able to achieve for the Funds. With respect to the Cambiar International Fund, The Board concluded that the Fund's performance was not substantially below the Fund's peer group and did not necessitate any significant additional review.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Funds were reasonable, the Trustees reviewed a report of the advisory fees paid by each Fund to the Adviser, and fee waivers that the Adviser had made over the period, the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Funds and concluded that such profit was not excessive. The Trustees also reviewed reports, based on available data, comparing the expense ratio and advisory fee paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fee and expense ratio paid by the Funds were sufficiently comparable to the average advisory fee paid by comparable mutual funds and was reasonable given the services provided. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Cambiar International Equity Fund or the Cambiar Conquistador Fund. The Board noted that the economies of scale present in the Cambiar Opportunity Fund were sufficiently shared with Fund shareholders through advisory fee breakpoints.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Agreement for another year.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                BEGINNING       ENDING
                                ACCOUNT         ACCOUNT     ANNUALIZED   EXPENSES PAID
                                  VALUE          VALUE       EXPENSE        DURING
                                 5/01/06       10/31/06       RATIOS        PERIOD*
--------------------------------------------------------------------------------------
CAMBIAR OPPORTUNITY FUND -- INVESTOR CLASS
--------------------------------------------------------------------------------------
Actual Fund Return              $1,000.00      $1,042.10        1.20%        $ 6.18
Hypothetical 5% Return           1,000.00       1,019.16        1.20           6.11
--------------------------------------------------------------------------------------
CAMBIAR OPPORTUNITY FUND -- INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------
Actual Fund Return              $1,000.00      $1,043.70        0.95%        $ 4.89
Hypothetical 5% Return           1,000.00       1,020.42        0.95           4.84
--------------------------------------------------------------------------------------
CAMBIAR INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------------
Actual Fund Return              $1,000.00      $1,013.10        1.49%        $ 7.56
Hypothetical 5% Return           1,000.00       1,017.69        1.49           7.58
--------------------------------------------------------------------------------------
CAMBIAR CONQUISTADOR FUND
--------------------------------------------------------------------------------------
Actual Fund Return              $1,000.00      $1,003.40        1.47%        $ 7.42
Hypothetical 5% Return           1,000.00       1,017.80        1.47           7.48
--------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                      NOTES

                                THE CAMBIAR FUNDS
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-777-8227

                               INVESTMENT ADVISER
                             Cambiar Investors, LLC
                              2401 E. Second Avenue
                                    Suite 400
                                Denver, CO 80206

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                  ADMINISTRATOR
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                  LEGAL COUNSEL
                          Morgan, Lewis & Bockius, LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

          This information must be preceded or accompanied by a current prospectus for the Funds described.


CMB-SA-001-0500

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, except as noted below, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms. The registrant's fund accountant identified a weakness in its internal controls relating to the application of fair value pricing for certain international equity securities held by international equity funds that used an automated fair valuation process.

(b) Except for the corrections noted above, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  December 28, 2006


By (Signature and Title)*                        /s/ Michael Lawson
                                                 -------------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  December 28, 2006

* Print the name and title of each signing officer under his or her signature.